Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Business Background
Schedule of company's subsidiaries

As of December 31, 2023, details of the Company’s subsidiaries are as follows:

		Place of	Percentage of
	Date of	incorporation/	equity interest
	incorporation/	registration and	attributable to
Name	establishment	operation	the Company	Principal activities

Sun Line Industrial Limited 新麗工業有限公司	April 27, 1993	Hong Kong	100%	Dormant

Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant

Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Dormant

Viewmount Developments Limited	November 12, 2013	BVI	100%	Investment holding

Schedule of net income

Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

Schedule of net assets of the company

Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636